Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended	12 Months Ended
	Mar. 28, 2023	Jan. 25, 2023	Dec. 28, 2020	Aug. 25, 2020	Mar. 31, 2020	Jan. 01, 2019	Oct. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Feb. 05, 2020
Subsequent Event [Line Items]
Exercise price			$ 10	$ 5.9	$ 5.67	$ 4.79				$ 4.79	$ 4.87
Class of warrant or right issued			102,435	150,000	26,225	20,533	400,866
Class Of Warrant Or Right Exercised In Period								0	0
Subsequent Event Member
Subsequent Event [Line Items]
Number of common stock sold		2,800,789
Share price per share		$ 0.86
Exercise price		$ 0.86
Class of warrant or right issued		11,627,908
Class Of Warrant Or Right Exercised In Period	3,028,398
Receive net proceeds from Registered Direct Offering		$ 8.7
Subsequent Event Member | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Exercise price		$ 0.86
Warrants Expiry date		Jan. 27, 2028
Class of warrant or right issued		8,827,119
Subsequent Event Member | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Exercise price		$ 1.075
Warrants Expiry date		Jan. 25, 2028
Class of warrant or right issued		406,977